Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000254727 | Microsoft8852016
Holdings [Line Items]
Percent of Total Investments	8.00%
C000254727 | Meta Platforms8852014
Holdings [Line Items]
Percent of Total Investments	5.50%
C000254727 | Taiwan Semiconductor Manufacturing8851921
Holdings [Line Items]
Percent of Total Investments	4.90%
C000254727 | Visa8852052
Holdings [Line Items]
Percent of Total Investments	4.40%
C000254727 | Amazon.com8851937
Holdings [Line Items]
Percent of Total Investments	4.30%
C000254727 | Mastercard8852010
Holdings [Line Items]
Percent of Total Investments	4.20%
C000254727 | KKR8851998
Holdings [Line Items]
Percent of Total Investments	3.80%
C000254727 | Berkshire Hathaway8851958
Holdings [Line Items]
Percent of Total Investments	3.60%
C000254727 | Alphabet8851931
Holdings [Line Items]
Percent of Total Investments	3.30%
C000254727 | Alphabet8851934
Holdings [Line Items]
Percent of Total Investments	3.10%
C000254727 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000254727 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000254727 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000254727 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000254727 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000254727 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000254727 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000254727 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000259983 | NVIDIA8852110
Holdings [Line Items]
Percent of Total Investments	8.30%
C000259983 | Microsoft8852104
Holdings [Line Items]
Percent of Total Investments	8.30%
C000259983 | Amazon.com8852057
Holdings [Line Items]
Percent of Total Investments	7.20%
C000259983 | Intuit8852089
Holdings [Line Items]
Percent of Total Investments	3.90%
C000259983 | Visa8852147
Holdings [Line Items]
Percent of Total Investments	3.80%
C000259983 | Taiwan Semiconductor Manufacturing8852152
Holdings [Line Items]
Percent of Total Investments	3.20%
C000259983 | Marvell Technology8852101
Holdings [Line Items]
Percent of Total Investments	3.20%
C000259983 | Arthur J Gallagher8852061
Holdings [Line Items]
Percent of Total Investments	3.20%
C000259983 | KKR8852095
Holdings [Line Items]
Percent of Total Investments	3.00%
C000259983 | Monolithic Power Systems8852107
Holdings [Line Items]
Percent of Total Investments	2.90%
C000259983 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000259983 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000259983 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000259983 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000259983 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	44.80%
C000259983 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000259983 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000259984 | CRH8852102
Holdings [Line Items]
Percent of Total Investments	5.20%
C000259984 | Sanofi8852065
Holdings [Line Items]
Percent of Total Investments	4.10%
C000259984 | Bank of America8852080
Holdings [Line Items]
Percent of Total Investments	3.80%
C000259984 | Willis Towers Watson8852179
Holdings [Line Items]
Percent of Total Investments	3.70%
C000259984 | Cardinal Health8852083
Holdings [Line Items]
Percent of Total Investments	3.60%
C000259984 | Unilever8852068
Holdings [Line Items]
Percent of Total Investments	3.50%
C000259984 | American International Group8852074
Holdings [Line Items]
Percent of Total Investments	3.40%
C000259984 | Schlumberger8852157
Holdings [Line Items]
Percent of Total Investments	3.30%
C000259984 | Constellation Energy8852099
Holdings [Line Items]
Percent of Total Investments	3.20%
C000259984 | Ferguson Enterprises8852116
Holdings [Line Items]
Percent of Total Investments	3.20%
C000259984 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000259984 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000259984 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000259984 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000259984 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000259984 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000259984 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000259984 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000259984 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000259984 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000259984 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%